WIRELESS MAINGATE AB Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 16, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Cash consideration		$ (9,471)	$ 0	$ 0
Payments to Acquire Businesses, Net of Cash Acquired		0	0	$ (5,196)
Goodwill, Acquired During Period		60,478	$ 8,697
Wireless Maingate [Member]
Business Acquisition [Line Items]
Cash consideration	$ 91,588
Payments to Acquire Businesses, Net of Cash Acquired	$ 88,400
Business Acquisition, Effective Date of Acquisition	Jan. 16, 2015
Goodwill, Acquired During Period	$ 45,593
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		15,300
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		$ 300